Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

13.  Inventories

	At December 31,
	2022	2021
	$’m	$’m
Raw materials and consumables	347	268
Work-in-progress	6	6
Finished goods	214	133
	567	407

Certain inventories held by the Group have been pledged as security under the Group’s ABL (note 19). There were no drawings under such facility at December 31, 2022 (2021: nil).

The amounts recognized as a write down in inventories or as a reversal of a write down for the year ended December 31, 2022 were not material (2021: not material).

At December 31, 2022, the hedging gain included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold is $1 million (2021: $14 million).